11. Segmented information (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Segmented information
Identifiable Assets	$ 55,625	$ 61,662
United States [Member]
Segmented information
Identifiable Assets	40,421	38,323
Canada [Member]
Segmented information
Identifiable Assets	14,365	22,501
Other [Member]
Segmented information
Identifiable Assets	$ 839	$ 838